Capital structure and financing - C.5. Cash and deposits (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	[1]	Dec. 31, 2019	[1]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,039	$ 895	[1],[2]	$ 875		$ 1,164
Restricted cash	57	203	[2]
Financial assets pledged as collateral for liabilities or contingent liabilities	0	35
Debt denominated in US dollars
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	820	526
Total debt denominated in other currencies
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	220	369
Mobile Financial Services
Cash and Cash Equivalents [Line Items]
Restricted cash	50	197
Other Banks
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 6	$ 7

[1]	Re-presented for discontinued operations (see note A.4.).
[2]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.